EQUIPMENT (Tables)	12 Months Ended
Feb. 28, 2014
Property, Plant and Equipment [Abstract]
Equipment
	Estimated Useful lives	February 28, 2014	February 28, 2013
Research equipment	7 years	$165,537	$-
Computer and software equipment	5 years	72,909	65,722
		238,446	65,722
Accumulated depreciation and amortization		(34,192)	(12,396)
Equipment, net		$204,254	$53,326